Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows from Operating Activities
Net (loss) income from continuing operations attributable to shareholders of Mechel OAO	$ (1,664,568)		$ 727,885		$ 657,213
Net (loss) income from continuing operations attributable to noncontrolling interests	(317)	[1]	75,562	[1]	34,761	[1]
Net (loss) income from continuing operations	(1,556,456)		811,817		692,574
Adjustments to reconcile net (loss) income from continuing operations to net cash provided by operating activities:
Depreciation	438,661		372,558		329,440
Depletion and amortization	147,557		183,799		144,621
Foreign exchange (gain) loss	(88,711)		117,076		14,544
Deferred income taxes	(66,035)	[2]	7,782	[2]	75,354	[2]
Provision (recovery of provision) for doubtful accounts	28,344		(1,331)		(11,460)
Change in inventory reserves	41,035	[3]	18,276	[3]	(20,225)	[3]
Accretion expense	5,021	[4]	6,659	[4]	6,545	[4]
Loss on write-off of property, plant and equipment	11,429	[5]	11,006	[5]	10,776	[5]
Income from equity investments	(475)	[6]	(304)	[6]	(1,184)	[6]
Impairment of goodwill and long-lived assets	707,891	[7]
Provision for amounts due from related parties	919,113	[8]
Non-cash interest on pension liabilities	12,159	[9]	13,583	[9]	14,405	[9]
(Gain) loss on sale of property, plant and equipment	(7,477)		(7,422)		3,605
Change in asset retirement obligations	(4,998)		(6,823)		(11,262)
Gain on accounts payable with expired legal term	(4,057)	[10]	(5,390)	[10]	(5,523)	[10]
Gain on forgiveness of fines and penalties	(2,777)	[10]	(47)	[10]
Amortization of loan origination fee	54,718		53,352		41,970
Loss resulting from accretion and remeasurement of contingent obligation	1,906	[11]	1,760	[11]	1,630	[11]
Pension benefit plan curtailment gain	(1,691)	[9]	(38,711)	[9]	(13,910)	[9]
Gain from bargain purchase					(7,515)
Remeasurement of equity interest					2,044
Pension service cost, amortization of prior service cost and actuarial (gain) loss, other expenses	4,725	[9]	5,165	[9]	6,397	[9]
Changes in working capital items, net of effects from acquisition of new subsidiaries:
Accounts receivable	66,310		(318,039)		(147,299)
Inventories	634,527		(763,371)		(760,535)
Trade payable to vendors of goods and services	72,954		257,599		53,253
Advances received	(56,418)		(145,604)		85,929
Accrued taxes and other liabilities	59,416		13,938		143,703
Settlements with related parties	(241,908)		390,940		(506,676)
Other current assets	99,748		(80,961)		(260,424)
Advanced payments to non-state pension funds					(4,922)
Dividends received	25,956
Unrecognized income tax losses (benefits)	17,598		(2,285)		(12,965)
Net operation cash flows of discontinued operations	(6,737)		(12,484)		(10,594)
Net cash provided by (used in) operating activities	1,311,328		882,538		(147,704)
Cash Flows from Investing Activities
Acquisition of DEMP, less cash acquired	(32,810)	[12]	(70,044)	[12]
Acquisition of Cognor, less cash acquired	(24,172)	[13]
Acquisition of Lomprom Rostov, less cash acquired	(24)	[14]
Advance payment received in association with sale of TPP Rousse shares	2,640	[15]
Acquisition of TPP Rousse, less cash acquired					(70,181)	[16]
Acquisition of SC Donau Commodities SRL, less cash acquired					(11,040)	[17]
Acquisition of Ramateks, less cash acquired					(2,640)	[18]
Acquisition of other subsidiaries, less cash acquired			(5,643)		(5,621)
Capital contribution in affiliates			(571)
Proceeds from asset trust management					7,126
Proceeds from disposal of investments in affiliates	2,998		6		2,834
Proceeds from disposal of securities					9,346
Short-term loans issued and other investments (including related party amounts of $nil in 2012 and $944,530 in 2011)	(4,451)		(1,089,850)		(275,811)
Proceeds from short-term loans issued	217,810		353,624		207,132
Proceeds from disposals of property, plant and equipment	23,498		20,469		9,768
Prepayment for the participation in auction			(7,869)
Purchases of mineral licenses	(6,079)		(23,088)
Cash flows from discontinued operations	4,174		8,642		233
Purchases of property, plant and equipment	(1,022,721)		(1,803,908)		(991,552)
Net cash used in investing activities	(839,137)		(2,618,232)		(1,120,406)
Cash Flows from Financing Activities
Proceeds from borrowings	3,977,809		5,938,730		8,181,372
Repayment of borrowings	(4,405,881)		(3,583,229)		(6,872,133)
Dividends paid	(186,443)	[19]	(210,233)	[19]	(23,325)	[19]
Dividends paid to noncontrolling interest	(29,054)	[19]
Acquisition of noncontrolling interest in subsidiaries	(632)	[1]	(283)	[1]	(17,481)	[1]
Repayment of obligations under finance lease	(149,471)		(99,372)		(55,718)
Cash flows from discontinued operations	(1,477)		(1,628)		(2,589)
Sale leaseback proceeds	3,143		35,049
Net cash (used in) provided by financing activities	(792,006)		2,079,034		1,210,126
Effect of exchange rate changes on cash and cash equivalents	(27,875)		(41,117)		(16,287)
Net (decrease) increase in cash and cash equivalents	(347,690)		302,223		(74,271)
Cash and cash equivalents at beginning of period	642,648	[20]	340,425	[20]	414,696	[20]
Cash and cash equivalents at end of period	294,958	[20]	642,648	[20]	340,425	[20]
Supplementary Cash Flow Information
Interest paid, net of amount capitalized	548,858		531,527		583,899
Income taxes paid, net	212,962		529,844		209,991
Non-cash Activities
Acquisition of equipment under finance lease	$ 131,846	[21]	$ 427,000	[21]	$ 141,541	[21]

[1]	See Note 3(i)
[2]	See Note 19
[3]	See Note 6
[4]	See Note 15
[5]	See Note 10
[6]	See Note 8
[7]	See Note 23
[8]	See Note 9
[9]	See Note 16
[10]	See Note 22
[11]	See Note 14
[12]	See Note 3(c)
[13]	See Note 3(a)
[14]	See Note 3(b)
[15]	See Note 3(e)
[16]	See Note 3(d)
[17]	See Note 3(g)
[18]	See Note 3(f)
[19]	See Note 18 (c)
[20]	See Note 4
[21]	See Note 17